Severance	12 Months Ended
Dec. 31, 2015
Severance
Severance

(5) Severance

Subsequent to the Direct Edge Transaction, the Company determined that certain Direct Edge employees’ positions were redundant. As such, the Company communicated employee termination benefits to these Direct Edge employees. Certain employees were terminated in 2014, while others were terminated in the first quarter of 2015.

The following is a summary of the employee termination benefits recognized within compensation and benefits in the consolidated statements of income (in millions):

U.S. Equities
Balance at December 31, 2013	$—
Termination benefits accrued	16.7
Termination payments made	(4.2)
Balance at December 31, 2014	$12.5
Termination benefits accrued	0.7
Termination payments made	(12.6)
Balance at December 31, 2015	$0.6